Note 10 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Estimated weighted average amortization period (Year)	8 years 2 months 12 days
Intangible assets, acquired	$ 23,338
Customer Lists and Relationships [Member]
Finite life intangible assets, acquired	$ 18,918
Estimated weighted average amortization period (Year)	9 years 8 months 12 days
Trademarks and Trade Names [Member]
Finite life intangible assets, acquired	$ 700
Estimated weighted average amortization period (Year)	2 years
Brokerage Backlog [Member]
Finite life intangible assets, acquired	$ 2,820
Estimated weighted average amortization period (Year)	6 months
Other Intangible Assets [Member]
Finite life intangible assets, acquired	$ 900
Estimated weighted average amortization period (Year)	5 years